BASIS OF PREPARATION	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2 BASIS OF PREPARATION

These consolidated financial statements for the years ended 31 March 2023, 2024 and 2025 have been prepared in accordance with the International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”).

2.1 Going concern basis of accounting

The directors of the Company have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thus they continue to adopt the going concern basis of accounting in preparing the consolidated financial statements.

2.2 Application of new and amendments to IFRSs

For the purpose of preparing the consolidated financial statements for the year ended 31 March 2025, the Group has consistently applied the accounting policies which conform with IFRSs, which includes IFRSs, International Accounting Standards (“IAS”) and Interpretations (“IFRIC – Int”) issued by the IASB that are effective for the accounting period beginning on 1 April 2024, throughout the years.

In the current year, the Group has applied the following amendments to IFRSs issued by the IASB for the first time, which are mandatorily effective for the Group’s financial annual periods beginning on or after 1 April 2024 for the preparation of the consolidated financial statements:

●	Amendments to IAS 1 “Classification of Liabilities as Current or Non-Current”
●	Amendments to IFRS 16 “Lease Liability in a Sale and Leaseback”
●	Amendments to IAS 1 “Non-current Liabilities with Covenants”
●	Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangements”

The application of the amendments to IFRSs in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

2.3 New and amendments to IFRSs in issued but not yet effective

The Group has not early applied the following new and amendments to IFRSs that have been issued but are not yet effective:

●	IFRS 18 “Presentation and Disclosures in Financial Statements” (effective for annual periods beginning on or after January 1, 2027)
●	IFRS 19 “Subsidiaries without Public Accountability: Disclosures” (effective for fiscal periods beginning on or after January 1, 2027)
●	Amendments to IAS 21 “Lack of Exchangeability” (effective for fiscal periods beginning on or after January 1, 2025)
●	Amendments IFRS 9 and IFRS 7 “Amendments to classification and measurement of financial instruments” (effective for fiscal periods beginning on or after January 1, 2026)
●	Amendments to IFRS Accounting Standards “Annual Improvements to IFRS Accounting Standards — Volume 11” (effective for fiscal periods beginning on or after January 1, 2026)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture” (effective for fiscal periods beginning on or after a date to be determined)

Management anticipates that the application of all the new and amendments to IFRSs will have no material impact on the Group’s consolidated financial statements in the future.